                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                -------------

Check here if Amendment [  ]; Amendment Number:
                                                --------------------------------
       This Amendment (Check only one.):      [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Perseus, L.L.C.
             ----------------------------------------------------------
Address:     2099 Pennsylvania Avenue, N.W., Suite 900
             ----------------------------------------------------------
             Washington, D.C.  20006
             ----------------------------------------------------------

             ----------------------------------------------------------


Form 13F File Number:  028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Rodd Macklin
             ----------------------------------------------------------
Title:       Chief Financial Officer, Treasurer and Secretary
             ----------------------------------------------------------
Phone:       (202) 452-0101
             ----------------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ RODD MACKLIN              Washington, D.C.          August 10, 2001
-------------------------   --------------------------  ---------------------
      [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                    0
                                            ---------------------------

Form 13F Information Table Entry Total:               51
                                            ---------------------------

Form 13F Information Table Value Total:               $300,336
                                            ---------------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                NONE

                           FORM 13F INFORMATION TABLE

              COLUMN 1                     COLUMN 2          COLUMN 3        COLUMN 4               COLUMN 5
-------------------------------------- ------------------ --------------- ---------------- ----------------------------
                                                                                             SHRS OR     SH/     PUT/
           NAME OF ISSUER               TITLE OF CLASS        CUSIP         VALUE (x$)       PRN AMT     PRN     CALL
-------------------------------------- ------------------ --------------- ---------------- ------------ ----- ---------
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
            Abgenix Inc.                    Common          00339B107              $284         6,300    SH
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           Alkermes, Inc.                   Common          01642T108            $1,035        29,500    SH
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            Alteon, Inc.                    Common          02144G107              $403       115,000    SH
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  Applied Molecular Evolution, Inc.         Common          03823E108            $2,184       175,000    SH
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         Atherogenics, Inc.                 Common          047439104              $285        47,500    SH
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      Atrix Laboratories, Inc.              Common          04962L101              $372        15,714    SH
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         Beacon Power Corp.                 Common          073677106           $48,932     7,091,554    SH
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          Caremark RX, Inc.                 Common          141705103              $247        15,000    SH
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         Cell Pathways Inc.                 Common          15114R101               $67        10,526    SH
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       Cell Therapeutics Inc.               Common          150934107              $249         9,000    SH
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           Cephalon, Inc.                   Common          156708109              $865        12,265    SH
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   CollaGenex Pharmaceuticals Inc.          Common          19419B100            $2,616       319,000    SH
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        Connetics Corporation               Common          208192104            $4,478       590,781    SH
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    Cubist Pharmaceuticals, Inc.            Common          229678107            $1,228        32,315    SH
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             Curis, Inc.                    Common          231269101            $1,729       274,011    SH
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         Curon Medical, Inc.                Common          231292103               $96        48,000    SH
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        Dendreon Corporation                Common          24823Q107           $14,597       872,525    SH
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         Diversa Corporation                Common          255064107           $16,614       816,823    SH
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     Esperion Therapeutics, Inc.            Common          29664R106              $971        90,300    SH
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           Exelixis, Inc.                   Common          30161Q104           $16,499       869,750    SH
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           Gene Logic Inc.                  Common          368689105            $4,115       188,767    SH
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            Gliatech Inc.                   Common          37929C103            $1,184       278,484    SH
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    Guilford Pharmaceuticals Inc.           Common          401829106              $561        16,500    SH
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

              COLUMN 1                    COLUMN 6       COLUMN 7                 COLUMN 8
-------------------------------------- --------------- -------------- ----------------------------------
                                                                                VOTING AUTHORITY
                                          INVESTMENT        OTHER     ----------------------------------
           NAME OF ISSUER                 DISCRETION      MANAGERS        SOLE        SHARED      NONE
-------------------------------------- --------------- -------------- ------------ ----------- ---------
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
            Abgenix Inc.                  DEFINED                           6,300
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           Alkermes, Inc.                 DEFINED                          29,500
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            Alteon, Inc.                  DEFINED                         115,000
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  Applied Molecular Evolution, Inc.       DEFINED                         175,000
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         Atherogenics, Inc.               DEFINED                          47,500
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      Atrix Laboratories, Inc.            DEFINED                          15,714
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         Beacon Power Corp.               DEFINED                       7,091,554
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          Caremark RX, Inc.               DEFINED                          15,000
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         Cell Pathways Inc.               DEFINED                          10,526
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       Cell Therapeutics Inc.             DEFINED                           9,000
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           Cephalon, Inc.                 DEFINED                          12,265
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   CollaGenex Pharmaceuticals Inc.        DEFINED                         319,000
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        Connetics Corporation             DEFINED                         590,781
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    Cubist Pharmaceuticals, Inc.          DEFINED                          32,315
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             Curis, Inc.                  DEFINED                         274,011
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         Curon Medical, Inc.              DEFINED                          48,000
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        Dendreon Corporation              DEFINED                         872,525
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         Diversa Corporation              DEFINED                         816,823
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     Esperion Therapeutics, Inc.          DEFINED                          90,300
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           Exelixis, Inc.                 DEFINED                         869,750
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           Gene Logic Inc.                DEFINED                         188,767
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            Gliatech Inc.                 DEFINED                         278,484
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    Guilford Pharmaceuticals Inc.         DEFINED                          16,500
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
         [Repeat as necessary]

                                                FORM 13F INFORMATION TABLE

              COLUMN 1                     COLUMN 2          COLUMN 3        COLUMN 4               COLUMN 5
-------------------------------------- ------------------ --------------- ---------------- ----------------------------

                                                                                             SHRS OR     SH/     PUT/
           NAME OF ISSUER               TITLE OF CLASS        CUSIP         VALUE (x$)       PRN AMT     PRN     CALL
-------------------------------------- ------------------ --------------- ---------------- ------------ ----- ---------
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
     InSite Vision Incorporated             Common          457660108            $1,065     1,043,845    SH
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 IntraBiotics Pharmaceuticals, Inc.         Common          46116T100            $1,777     1,225,209    SH
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  Interneuron Pharmaceuticals, Inc.         Common          460573108              $149        17,500    SH
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     King Pharmaceuticals, Inc.             Common          495582108              $538        10,000    SH
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   La Jolla Pharmaceutical Company          Common          503459109           $10,591     1,033,265    SH
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         Landec Corporation                 Common          514766104              $983       252,048    SH
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        The Medicines Company               Common          584688105              $338        16,500    SH
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          NetObjects, Inc.                  Common          64114L102               $45        57,209    SH
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 Neurobiological Technologies, Inc.         Common          64124W106            $1,744       553,750    SH
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    Neurocrine Biosciences, Inc.            Common          64125C109            $1,739        43,500    SH
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      NPS Pharmaceuticals Inc.              Common          62936P103              $784        19,500    SH
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     Onxy Pharmaceuticals, Inc.             Common          683399109              $364        30,675    SH
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      Oxford GlykoSciences Plc           Sponsored ADR      691464101            $7,458       474,698    SH
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     Parexel International Corp.            Common          699462107              $273        14,000    SH
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             Pfizer Inc.                    Common          717081103              $601        15,000    SH
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     Proton Energy Systems Inc.             Common          74371K101            $8,571       714,286    SH
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    Sciclone Pharmaceuticals Inc.           Common          80862K104            $7,333     1,257,860    SH
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 Synaptic Pharmaceutical Corporation        Common          87156R109            $1,304       199,100    SH
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    Targeted Genetics Corporation           Common          87612M108            $1,300       200,000    SH
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   Texas Biotechnology Corporation          Common          88221T104            $6,851       817,500    SH
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            Trimeris Inc.                   Common          896263100              $976        19,500    SH
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

              COLUMN 1                    COLUMN 6       COLUMN 7                 COLUMN 8
-------------------------------------- --------------- -------------- ----------------------------------
                                                                                VOTING AUTHORITY
                                          INVESTMENT        OTHER     ----------------------------------
           NAME OF ISSUER                 DISCRETION      MANAGERS        SOLE        SHARED      NONE
-------------------------------------- --------------- -------------- ------------ ----------- ---------
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
     InSite Vision Incorporated           DEFINED                        1,043,845
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 IntraBiotics Pharmaceuticals, Inc.       DEFINED                        1,225,209
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  Interneuron Pharmaceuticals, Inc.       DEFINED                           17,500
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     King Pharmaceuticals, Inc.           DEFINED                           10,000
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   La Jolla Pharmaceutical Company        DEFINED                        1,033,265
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         Landec Corporation               DEFINED                          252,048
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        The Medicines Company             DEFINED                           16,500
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          NetObjects, Inc.                DEFINED                           57,209
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 Neurobiological Technologies, Inc.       DEFINED                          553,750
--------------------------------------------------------------------------------------------------------
    Neurocrine Biosciences, Inc.          DEFINED                           43,500
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      NPS Pharmaceuticals Inc.            DEFINED                           19,500
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     Onxy Pharmaceuticals, Inc.           DEFINED                           30,675
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      Oxford GlykoSciences Plc            DEFINED                          474,698
--------------------------------------------------------------------------------------------------------
     Parexel International Corp.          DEFINED                           14,000
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             Pfizer Inc.                  DEFINED                           15,000
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     Proton Energy Systems Inc.           DEFINED                          714,286
--------------------------------------------------------------------------------------------------------
    Sciclone Pharmaceuticals Inc.         DEFINED                        1,257,860
--------------------------------------------------------------------------------------------------------
 Synaptic Pharmaceutical Corporation      DEFINED                          199,100
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    Targeted Genetics Corporation         DEFINED                          200,000
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   Texas Biotechnology Corporation        DEFINED                          817,500
--------------------------------------------------------------------------------------------------------
            Trimeris Inc.                 DEFINED                           19,500
--------------------------------------------------------------------------------------------------------

         [Repeat as necessary]

                                                FORM 13F INFORMATION TABLE

              COLUMN 1                     COLUMN 2          COLUMN 3        COLUMN 4               COLUMN 5
-------------------------------------- ------------------ --------------- ---------------- ----------------------------
                                                                                             SHRS OR     SH/     PUT/
           NAME OF ISSUER               TITLE OF CLASS        CUSIP         VALUE (x$)       PRN AMT     PRN     CALL
-------------------------------------- ------------------ --------------- ---------------- ------------ ----- ---------
-----------------------------------------------------------------------------------------------------------------------
            Tularik, Inc.                   Common          899165104              $323        12,500    SH
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    Vertex Pharmaceuticals, Inc.            Common          92532F100              $495        10,000    SH
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       ViroPharma Incorporated              Common          928241108            $8,139        239,397   SH
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          Axcan Pharma Inc.                 Common          054923107           $28,750      2,500,000   SH
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  CollaGenex Pharmaceuticals, Inc.          Common          19419B100            $8,200      1,000,000   SH
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           Valentis, Inc.                   Common          91913E104              $262         41,924   SH
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       ViroPharma Incorporated              Common          928241108           $79,774      2,346,295   SH
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

              COLUMN 1                    COLUMN 6       COLUMN 7                 COLUMN 8
-------------------------------------- --------------- -------------- ----------------------------------
                                                                                VOTING AUTHORITY
                                          INVESTMENT        OTHER     ----------------------------------
           NAME OF ISSUER                 DISCRETION      MANAGERS        SOLE        SHARED      NONE
-------------------------------------- --------------- -------------- ------------ ----------- ---------
--------------------------------------------------------------------------------------------------------
            Tularik, Inc.                 DEFINED                         12,500
--------------------------------------------------------------------------------------------------------
    Vertex Pharmaceuticals, Inc.          DEFINED                         10,000
--------------------------------------------------------------------------------------------------------
       ViroPharma Incorporated            DEFINED                        239,397
--------------------------------------------------------------------------------------------------------
          Axcan Pharma Inc.                OTHER                                      2,500,000
--------------------------------------------------------------------------------------------------------
  CollaGenex Pharmaceuticals, Inc.         OTHER                                      1,000,000
--------------------------------------------------------------------------------------------------------
           Valentis, Inc.                  OTHER                                         41,924
--------------------------------------------------------------------------------------------------------
       ViroPharma Incorporated             OTHER                                      2,346,295
--------------------------------------------------------------------------------------------------------

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
     [Repeat as necessary]